Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Earnings from continuing operations	$ 1,149	$ 1,570
Adjustments for:
Depreciation	184	154
Net (gains) losses on disposals of businesses and investments	(471)	3
Deferred tax	(231)	(1,395)
Other	421	385
Pension contribution		(167)
Changes in working capital and other items	102	(247)
Operating cash flows from continuing operations	1,762	866
Operating cash flows from discontinued operations	(17)	(164)
Net cash provided by operating activities	1,745	702
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(167)	(998)
Proceeds from disposals of businesses and investments	367	74
Capital expenditures	(504)	(505)
Proceeds from disposals of property and equipment	162	7
Other investing activities	4	9
Investing cash flows from continuing operations	(138)	(1,413)
Investing cash flows from discontinued operations		29
Net cash used in investing activities	(138)	(1,384)
FINANCING ACTIVITIES
Proceeds from debt	2,019
Repayments of debt	(1,645)
Net repayments under short-term loan facilities	(2)
Payments of lease principal	(75)	(51)
Repurchases of common shares	(200)	(488)
Other financing activities	(9)	39
Net cash used in financing activities	(644)	(1,201)
Increase (decrease) in cash and bank overdrafts	963	(1,883)
Translation adjustments	(1)	5
Cash and bank overdrafts at beginning of period	825	2,703
Cash and bank overdrafts at end of period	1,787	825
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	1,787	825
Supplemental cash flow information is provided in note 28.
Interest paid, net of debt-related hedges	(164)	(189)
Interest received	8	44
Income taxes paid	(164)	(314)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(2)	(3)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(730)	(698)
Computer software [member]
Adjustments for:
Amortization expense	485	449
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 123	$ 114